Share-based payments	12 Months Ended
Dec. 31, 2025
Share-based payments
Share-based payments

29.  Share-based payments

In 2016 the Company adopted a Long-Term Incentive Plan (“LTIP”). Under the LTIP key employees and deemed employees (individuals providing similar personal services) rendered services to the Group in exchange for share options (further referred to as “options”). Within the LTIP several tranches of share options for Nexters Global’s Class A shares and Class B shares were issued as stated below.

In addition to the LTIP, in November 2021 the Company approved its 2021 Employee Stock Option Plan (the “ESOP”). Under the ESOP, key staff employed by the Group and our independent non-executive directors have rendered services in exchange for equity instruments.

The Company granted a number of share options under the ESOP, including:

●	Newly granted share options;
●	Share options, which represent modification of the outstanding options (see Modified complex options further below).

The common condition for both of these share option types is that they have service condition. The Group’s management believes that all employees, which received share-based compensation will continue to contribute to the Group’s projects and/or be employed by the Group during the respective vesting periods.

Below is the descriptions of the options granted:

		No. of options	Vesting	Vesting
Type of options	Grant Date	outstanding	period	conditions
ESOP options	November 2021, depending on the employee	178,228*	2021 – 2026	Service condition
LTIP - Modified Class B complex vesting options	January 1, 2019	22,074*	2022-2026	Service condition
Total share options outstanding as at December 31, 2025		200,302		—

*Options granted refer to GDEV Inc. ordinary shares.

We classified these share-based payment transactions as equity-settled whereby the Group receives services in exchange for its own equity instruments. We recorded share-based payments expense in general and administrative expenses, game operation cost and selling and marketing expenses of our consolidated statement of profit or loss and other comprehensive income.

The table below summarizes the share-based payments expense for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
Class B complex vesting	36	68	313
Complex conditional upon listing	—	—	—
Employee stock option plan	573	1,210	1,719
Total recorded expenses	609	1,278	2,032
therein recognized:
within Game operation cost	—	—	57
within Selling and marketing expenses	—	45	115
within General and administrative expenses	609	1,233	1,860

In relation to the share-based payment expense for the years ended December 31, 2025, 2024 and 2023 we recognized the increase in Other reserves of 609 and 1,278 and 2,032 as it corresponds to the equity settled portion of the share options.

The table below summarizes the number of outstanding share options at the beginning and the end of the years ended December 31, 2023, 2024 and 2025:

	Employee	Class B complex	Complex conditional
	stock option	vesting - related to	upon listing - related to
	plan	GDEV Inc. shares	to GDEV Inc. shares
Outstanding at the beginning of 2023 (units)	233,000	412,030	2,000
Granted during the period (units)	4,546	—	—
Exercised during the period (units)	(19,909)	(44,146)	(2,000)
Forfeited	(20,000)	(183,942)
Cancelled	—	(132,438)
Outstanding at the end of 2023 (units)	197,636	51,504	—

During 2023 183,942 Modified Class B complex vesting options (units) and 20,000 options (units) of employee stock option plan were  forfeited.

	Employee	Class B complex
	stock option	vesting -related to
	plan	GDEV Inc shares
Outstanding at the beginning of 2024 (units)	197,636	51,504
Granted during the period (units)	22,620	—
Exercised during the period (units)	(7,933)	(14,715)
Forfeited	(25,000)	—
Outstanding at the end of 2024 (units)	187,323	36,789

During the year ended December 31, 2024 25,000 options (units) of employee stock option plan were forfeited.

		Class B
		complex vesting -
	Employee stock	related to GDEV
	option plan	Inc shares
Outstanding at the beginning of 2025 (units)	187,323	36,789
Granted during the period (units)	15,663	—
Exercised during the period (units)	(24,758)	(14,715)
Outstanding at the end of 2025 (units)	178,228	22,074

On June 25, 2025 the Company’s directors were granted an additional 15,663 shares under the ESOP option plan. In the third quarter one of the Group’s employees exercised a total of 12,154 of the employee’s holding of ESOP options.

Share options granted in 2021 (ESOP options)

The ESOP share options have only service conditions.

We have estimated the fair value of granted awards using Black-Scholes-Merton pricing model taking into account the terms and conditions on which the options were granted.

The following table presents fair value per one option and related assumptions used to estimate the fair value at the grant date:

Evaluation date (grant date)	November 16-30, 2021
Vesting period	60-90 months, depending on the employee
Share market price, US$	From 78.6 to 87.1
Strike (exercise) price, US$	0 or 100 depending on the grant
Expected volatility	36.15-37.88%
Dividend yield	0.0%
Risk-free interest rate	1.18-1.27%
Average grant-date FV of one option, US$	3.57

As at December 31, 2023 11 of the Group’s employees exercised first tranche of their ESOP option plan and one director all of his options, in total 19,909 options. Two of Group’s employees left the company, so the total balance of 20,000 of the options granted to the respective employees were forfeited, as none had been exercised by the time they left the Company.

On August 23, 2024 the directors were granted additional 22,620 shares under the ESOP option plan. As at December 31, 2024 one of the Group’s employees exercised some of their ESOP option plan and one director in total 7,933 options. A total balance of 25,000 of the options granted to former employees of the Company were forfeited, as none of these had been exercised before the respective end of their employment with the Company.

On June 25, 2025 the directors were granted additional 15,663 shares under the ESOP option plan. During the year ended December 31, 2025 three directors exercised 24,758 options of their ESOP option plan in total.

Modified complex options

Under the LTIP adopted in 2016, the Company granted Class B share options on January 1, 2019 with a service condition and a performance-based non-market vesting condition (net income thresholds per management accounts). The contractual term of the options was ten years. The fair value of granted awards was calculated as fair value of 100% share capital of the Company (Equity Value – “EV”) at the grant date adjusted for the discount for lack of marketability (DLOM) and multiplied by the respective share of ownership of the respective tranche. The EV was estimated based on comparable companies’ EV/OCI multiples. Monte-Carlo Simulation method was used for the probability determination, based on which the judgment about the recognition was made.

For the purposes of the valuation each performance condition threshold was treated as a separate option with a separate valuation of the vesting period.

The following table presents fair value of options and related parameters used to estimate the fair value of our options at the grant date and probability of vesting:

Evaluation date (grant date)	January 1, 2019
Equity value, US$ mln	132
Expected volatility	41.00%
Dividend yield	6.80%
Proxy net income indicator	0.041201
Discount for Lack of Marketability*	8.40%
Total FV for 130 complex options**	7,856.12

*- applied to the result of fair value estimation.

**- total FV of 130 complex options related to Nexters Global shares that in November of 2021 were modified into 441,461 complex options related to the shares in GDEV Inc.

Strike price for the above-mentioned option at the beginning of 2021 was US$ 0.00

As part of the new ESOP, the Company modified the complex options in November 2021. Under the modified program for a portion of the options the non-market performance condition was eliminated and they include only the service condition. For the remaining options the performance conditions were modified such that only the non-market performance targets were modified. The Company considered the modification to be beneficial to the recipients.

As at December 31, 2023 management reviewed the assessment of future achievement of non-market performance targets and the remaining grant-date fair value was applied to the revised number of share options.

As at December 31, 2023 one of the Group’s employees exercised two tranches of 22,073 of his modified complex options. After the exercise the employee left the company and, therefore, the remaining 183,942 options forfeited as neither were exercised nor vested. Another employee included in the option plan is still employed by the Company and he exercised the same two tranches of 22,073 of his modified complex options, but as the management changed the plan related to the performance-based options, his 58,861 options were cancelled.

As at December 31, 2024 one of the Group’s employees exercised one additional tranche of 14,715.

As at December 31, 2025 one of the Group’s employees exercised one further additional tranche of 14,715.